CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenues	$ 10,101,647	$ 11,089,528	$ 9,257,607
Cost of revenues	(7,786,717)	(8,729,856)	(6,216,774)
Gross profit	2,314,930	2,359,672	3,040,833
Operating expenses:
Selling and marketing	(385,513)	(606,927)	(1,298,462)
General and administrative	(703,233)	(798,233)	(865,690)
Research and development	(2,515,015)	(567,809)	(828,311)
Total operating expenses	(3,603,761)	(1,972,969)	(2,992,463)
(Loss) income from operations	(1,288,831)	386,703	48,370
Other income (expense):
Financial income (expense), net	209	(4,558)	(8,572)
Other income, net	(14,791)	37,415	24,353
Total other (expenses) income, net	(14,582)	32,857	15,781
(Loss) income before income taxes	(1,303,413)	419,560	64,151
Income tax (expense)	(86,311)	(257,331)	68,536
Net (loss) income	(1,389,724)	162,229	132,687
Less: net income attributable to non-controlling interests	(88,089)
Net (loss) income attributable to shareholders	(1,477,813)	162,229	132,687
Other comprehensive loss
Net (loss) income	(1,389,724)	162,229	132,687
Foreign currency translation adjustments	66,618	(29,439)	(248,101)
Comprehensive (loss) income	(1,323,106)	132,790	(115,414)
Less: Comprehensive income attributable to non-controlling interests	(88,089)
Comprehensive (loss) income attributable to shareholders	$ (1,411,195)	$ 132,790	$ (115,414)
Earnings per share
Basic (in dollars per share)	$ (0.09)	$ 0.01	$ 0.01
Diluted (in dollars per share)	$ (0.09)	$ 0.01	$ 0.01
Basic (in shares)	15,760,000	15,020,822	15,000,000
Diluted (in shares)	15,760,000	15,020,822	15,000,000